Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
D
Shares Value
U.S. Exchange-Traded Funds – 79.2%
Money Market Funds – 79.2%
Simplify Government Money Market ETF(a)(b)
(Cost $497,320,272) ...................................................... 4,971,000 $ 497,497,680
Principal
U.S. Treasury Bills – 19.9%
U.S. Treasury Bill, 4.33%, 10/28/2025 (c) ........................................ $ 32,900,000 32,800,313
U.S. Treasury Bill, 4.21%, 11/13/2025 (c) ........................................ 12,500,000 12,440,203
U.S. Treasury Bill, 3.96%, 12/11/2025 (c) ........................................ 10,000,000 9,924,267
U.S. Treasury Bill, 3.96%, 12/26/2025 (c) ........................................ 70,000,000 69,356,194
Total U.S. Treasury Bills (Cost $124,510,471) ........................................ 124,520,977
Total Investments – 99.1%
(Cost $621,830,743) ............................................................ $ 622,018,657
Other Assets in Excess of Liabilities – 0.9% ............................................ 5,961,408
Net Assets – 100.0% ............................................................. $ 627,980,065
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2-Year Treasury Notes .................... 15,597 $ 3,250,390,437 12/31/25 $ (825,755)
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 497,320,272 $ — $ — $ 177,408 $ 497,497,680 4,971,000 $ 2,764,440 $ —
$ — $ 497,320,272 $ — $ — $ 177,408 $ 497,497,680 4,971,000 $ 2,764,440 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 79.2%
U.S. Treasury Bills ............................................................................. 19.9%
Total Investments ............................................................................. 99.1%
Other Assets in Excess of Liabilities ............................................................... 0.9%
Net Assets .................................................................................. 100.0%

Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.